Income tax (Schedule of Components of Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Current income tax liabilities	$ 44,269	$ 65,002
Total current tax liabilities	44,269	65,002
Current income tax charge	(107,740)	(126,269)	$ (49,291)
Deferred income tax benefit (charge) (Note 18)	4,299	(44,205)	(17,980)
Income tax	$ (103,441)	$ (170,474)	$ (67,271)